Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting
Segment reporting
5.	Segment reporting

Management reviews the operating results of the business based on operating segments to make decisions about resources to be allocated. Management presents the following segments by which the CODM makes strategic decisions (Note 6):

-	Diagnosis and monitoring – provision for LDT services
-	Diagnosis and monitoring – sale of IVD products
-	Development services

The major operating entities of the Group are domiciled in the PRC. Accordingly, substantially all of the Group’s operating results were derived from the PRC during the reported periods. As of December 31, 2021 and 2022, substantially all of the Group’s non-current assets were located in the PRC.